SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2014
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of results of operations by quarter

	First	Second	Third	Fourth
Year Ended September 30, 2014	Quarter	Quarter	Quarter	Quarter

Interest income	$11,498,081	$11,374,645	$12,157,202	$12,397,370
Interest expense	1,322,825	1,313,168	1,280,061	1,314,003

Net interest income	10,175,256	10,061,477	10,877,141	11,083,367
Provision for loan losses	200,000	500,000	200,000	310,000

Net interest income after loan loss provision	9,975,256	9,561,477	10,677,141	10,773,367

Non-interest income	2,472,162	1,853,750	2,595,603	2,620,296
Non-interest expense	8,700,392	8,237,632	8,886,142	8,438,941

Income before taxes	3,747,026	3,177,595	4,386,602	4,954,722
Income tax expense	1,244,210	1,074,428	1,381,966	1,531,979

Net income	$2,502,816	$2,103,167	$3,004,636	$3,422,743

Income available to common shares	$2,207,549	$1,914,984	$2,804,241	$3,296,336

Earnings per common share - basic	$0.20	$0.17	$0.25	$0.28
Earnings per common share - diluted	$0.20	$0.17	$0.25	$0.27

Weighted average common shares outstanding - basic	10,948,781	10,969,484	11,023,167	11,671,891
Weighted average common shares outstanding - diluted	11,220,002	11,357,212	11,418,794	12,095,294

	First	Second	Third	Fourth
Year Ended September 30, 2013	Quarter	Quarter	Quarter	Quarter

Interest income	$13,612,790	$13,176,256	$12,707,194	$12,117,382
Interest expense	1,805,452	1,687,527	1,545,575	1,406,250

Net interest income	11,807,338	11,488,729	11,161,619	10,711,132
Provision for loan losses	2,065,000	1,375,000	1,800,000	6,850,000

Net interest income after loan loss provision	9,742,338	10,113,729	9,361,619	3,861,132

Non-interest income	4,716,128	4,635,892	4,913,580	4,504,483
Non-interest expense	9,858,192	9,105,717	8,797,381	9,481,956

Income (loss) before taxes	4,600,274	5,643,904	5,477,818	(1,116,341)
Income tax expense (benefit)	1,472,545	1,991,730	1,869,647	(537,326)

Net income (loss)	$3,127,729	$3,652,174	$3,608,171	$(579,015)

Income (loss) available to common shares	$2,722,270	$3,246,407	$3,262,705	$(941,895)

Earnings (loss) per common share - basic	$0.25	$0.30	$0.30	$(0.09)
Earnings (loss) per common share - diluted	$0.25	$0.29	$0.29	$(0.08)

Weighted average common shares outstanding - basic	10,815,633	10,916,522	10,914,913	10,922,253
Weighted average common shares outstanding - diluted	11,066,355	11,136,801	11,147,049	11,124,759